DEBT (Details Narrative) - USD ($)										1 Months Ended						3 Months Ended	9 Months Ended
	Apr. 15, 2023	Feb. 03, 2023	Dec. 23, 2022	Sep. 15, 2022	Apr. 15, 2022	Feb. 03, 2022	Apr. 15, 2021	Apr. 06, 2021	Feb. 03, 2020	Sep. 23, 2022	Dec. 23, 2021	Sep. 15, 2021	May 22, 2020	Apr. 23, 2020	Aug. 26, 2019	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 03, 2021
Short-Term Debt [Line Items]
Notes payable outstanding balance						$ 242,591
Purchase of an insurance policy						242,591
Down payment paid																$ 102,075
Insurance monthly installments						$ 20,073
Received refund																	$ 53,175
Promissory Note [Member] | Paycheck Protection Program [Member]
Short-Term Debt [Line Items]
Promissory note loan amount														$ 1,410,270
Debt instrument interest rate														1.00%
Third Party Insurance Note One [Member]
Short-Term Debt [Line Items]
Notes payable outstanding balance			$ 26,484								$ 22,266							$ 2,736	$ 0	$ 22,266
Interest rate			8.73%								7.75%
Monthly installments of principal and interest			$ 2,755								$ 2,104
Third Party Insurance Note Two [Member]
Short-Term Debt [Line Items]
Notes payable outstanding balance	$ 142,734				$ 63,766		$ 62,041											79,146	17,753	12,667
Interest rate	8.00%				6.24%		6.24%
Monthly installments of principal and interest	$ 13,501				$ 5,979		$ 6,383
Third Party Insurance Note Three [Member]
Short-Term Debt [Line Items]
Notes payable outstanding balance				$ 24,140						$ 24,140		$ 19,965						8,045	16,094	17,570
Monthly installments of principal and interest				$ 2,012						$ 2,012		$ 1,997
Third Party Insurance Note Four [Member]
Short-Term Debt [Line Items]
Notes payable outstanding balance		$ 293,520																47,889	40,728	0	$ 215,654
Monthly installments of principal and interest		23,976						$ 17,899	$ 20,074
Down payment paid		$ 125,690
Equipment Financing [Member]
Short-Term Debt [Line Items]
Notes payable outstanding balance													$ 121,637		$ 147,899			$ 0	22,851	103,186
Interest rate													9.90%		12.72%
Monthly installments of principal and interest													$ 3,919		$ 4,963
Notes Payable [Member]
Short-Term Debt [Line Items]
Notes payable outstanding balance																			$ 0	$ 0